Fair Value Measurements - Measurement (Details)	Jun. 30, 2024 $ / shares Y	Apr. 08, 2024 shares	Feb. 12, 2024 $ / shares	Jan. 12, 2024 $ / shares	Dec. 31, 2023 Y item $ / shares	Dec. 13, 2023 $ / shares	Nov. 14, 2023 $ / shares	Oct. 11, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 Y $ / shares	Jun. 09, 2023 $ / shares	Dec. 31, 2022 item $ / shares Y	Dec. 14, 2021 shares
Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares		1
Number of warrants in a unit | shares		0.5
Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares			10.73	10.65		10.62	10.60	10.57	10.56		10.54
Risk-free rate
Fair Value Measurement Inputs
Measurement input			0.0488	0.0460		0.0488	0.0517	0.0531	0.0539		0.0510
Volatility
Fair Value Measurement Inputs
Measurement input			0.6440	0.6602		0.6552	0.6391	0.6490	0.6596		0.7656
IPO | Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares													1
Public Warrants | IPO
Fair Value Measurement Inputs
Number of warrants in a unit | shares													0.5
Private placement warrants | Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares	10.99				10.64					10.52		10.18
Private placement warrants | Exercise price
Fair Value Measurement Inputs
Measurement input | $ / shares	11.50				11.50					11.50		11.50
Private placement warrants | Risk-free rate
Fair Value Measurement Inputs
Measurement input	0.0428				0.0381					0.0405		0.0395
Private placement warrants | Volatility
Fair Value Measurement Inputs
Measurement input	0.0000				0.0000					0.0000		0.0000
Private placement warrants | Term
Fair Value Measurement Inputs
Measurement input | Y	5.46				5.21					5.50		5.25
Private placement warrants | Warrant to buy one share (adjusted for the probability of dissolution)
Fair Value Measurement Inputs
Measurement input | $ / shares	0.02				0.03					0.04		0.02
Private placement warrants | Dividend yield
Fair Value Measurement Inputs
Measurement input	0.0000				0.0000					0.0000		0.0000